Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Operating revenue:
Net revenues	$ 1,940,411	¥ 13,569,483	¥ 13,065,824	¥ 12,547,445
Operating expenses:
Origination, servicing expenses and other cost of revenue	(410,436)	(2,870,221)	(2,381,839)	(2,111,515)
Origination, servicing expenses and other cost of revenue-related party	(4,280)	(29,928)
Sales and marketing expenses	(314,673)	(2,200,543)	(2,014,254)	(1,887,442)
General and administrative expenses	(63,226)	(442,148)	(413,548)	(390,022)
Research and development expenses	(76,735)	(536,617)	(496,740)	(510,986)
Credit losses for quality assurance commitment	(495,114)	(3,462,384)	(4,587,254)	(4,422,802)
Provision for loans receivable	(91,190)	(637,700)	(320,013)	(586,843)
Provision for accounts receivable and contract assets	(60,912)	(425,966)	(317,049)	(253,948)
Impairment of goodwill and intangible assets	(7,247)	(50,676)
Total operating expenses	(1,523,813)	(10,656,183)	(10,530,697)	(10,163,558)
Other income
Interest expenses	(4,071)	(28,472)
Other income, net	30,975	216,617	310,123	394,698
Profit before income tax expenses	443,502	3,101,445	2,845,250	2,778,585
Income tax expenses	(79,542)	(556,243)	(457,405)	(395,100)
Net profit	363,960	2,545,202	2,387,845	2,383,485
Net profit attributable to non-controlling interest shareholders	(400)	(2,797)	(4,699)	(42,650)
Net profit attributable to FinVolution Group’s ordinary shareholders	363,560	2,542,405	2,383,146	2,340,835
Net profit	363,960	2,545,202	2,387,845	2,383,485
Foreign currency translation adjustment, net of nil tax	(11,383)	(79,599)	12,620	27,769
Total comprehensive income	352,577	2,465,603	2,400,465	2,411,254
Total comprehensive income attributable to non-controlling interest shareholders	(400)	(2,797)	(4,699)	(42,650)
Total comprehensive income attributable to FinVolution Group’s ordinary shareholders	$ 352,177	¥ 2,462,806	¥ 2,395,766	¥ 2,368,604
Weighted average number of ordinary shares used in computing net profit per share
Basic	1,259,849,521	1,259,849,521	1,287,853,207	1,374,713,018
Diluted	1,334,237,985	1,334,237,985	1,320,229,492	1,402,947,561
Net profit per ADS attributable to FinVolution Group’s ordinary shareholders (one ADS equals to five ordinary shares)
Basic | (per share)	$ 0.29	¥ 2.02	¥ 1.85	¥ 1.70
Diluted | (per share)	0.27	1.92	1.81	1.67
American Depositary Share [Member]
Net profit per ADS attributable to FinVolution Group’s ordinary shareholders (one ADS equals to five ordinary shares)
Basic | (per share)	1.44	10.09	9.25	8.51
Diluted | (per share)	$ 1.37	¥ 9.59	¥ 9.03	¥ 8.34
Loan Facilitation Service Fees [Member]
Operating revenue:
Net revenues	$ 740,224	¥ 5,176,457	¥ 4,694,380	¥ 4,520,504
Postfacilitation Service Fees [Member
Operating revenue:
Net revenues	233,055	1,629,777	1,740,241	1,969,705
Guarantee Income [Member]
Operating revenue:
Net revenues	589,858	4,124,934	5,085,296	4,478,995
Net Interest Income [Member
Operating revenue:
Net revenues	191,111	1,336,459	853,779	1,049,379
Financial Service, Other [Member]
Operating revenue:
Net revenues	$ 186,163	¥ 1,301,856	¥ 692,128	¥ 528,862